UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number     811-22208

                               Valued Advisers Trust
          (Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.     2960 N. Meridian Street, Suite 300     Indianapolis, IN 46208
                           (Address of principal executive offices)                          (Zip code)

Capitol Services, Inc.
615 S. Dupont Hwy.
Dover,DE 19901
(Name and address of agent for service)

With a copy to:
John H. Lively, Esq.
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
2041 W. 141st Terrace
Suite 119
Leawood, KS 66224

Registrant's telephone number, including area code:   317-917-7000

Date of fiscal year end:        01/31

Date of reporting period:  07/31/2011

Item 1.  Reports to Stockholders.

Golub Group Equity Fund

Semi-Annual Report

July 31, 2011

Fund Adviser:

Golub Group, LLC
1850 Gateway Drive, Suite 600
San Mateo, CA 94404

Toll Free (866) 954-6682

TO OUR FELLOW SHAREHOLDERS:

The Golub Group Equity Fund celebrated its second anniversary since inception on April 1, 2011, and we are pleased to report that the fund has returned 48.39% cumulatively since inception through July 31, 2011. In comparison, our benchmark, the S&P 500 Index gained 69.86% during the same period. For the six month period ending July 31, 2011, the fund has returned -2.13% as compared to a 1.46% return for the S&P 500 Index.

The old Wall Street adage “Sell in May, then go away” proved apt this summer as the S&P 500 sold off 4.76% from the high reached on April 29th through July 31st. Concerns over the U.S. debt ceiling, European debt issues and the prospects of a slowing global economy all weighed on investor sentiment. Fear and uncertainty have once again returned to the market with estimates of cash levels sitting on the sidelines now approaching the record levels seen at the peak of the 2008/2009 market panic.

We believe that the recent stock market decline has created even more exceptional values among high quality stocks. High quality businesses that have strong balance sheets, generate significant cash flow and have the capacity to pay increasing dividends should be attractive especially when compared to the alternative of earning virtually nothing from U.S. Treasury securities or cash. For investors seeking income, they have few alternatives.

This aversion to stock ownership will not be sustainable with the following factors eventually compelling investors to return to the stock market:

1.	A slow but steadily improving economy and signs of an improving employment picture.
2.	Corporations, which today have the most cash on their balance sheets in history, once again will use this cash to grow their businesses and hire new employees.
3.	Due to cost cutting and improved efficiency, leading corporations will show continued strong profitability, earnings and cash flow growth.
4.	Compelling equity valuations and dividend yields relative to bonds and cash.

The best-of-breed blue chip companies in our portfolio continue to grow their cash flow and dividend payments.  Because of their strong cash positions today, they will be able to continue to increase their dividends in the future.  Furthermore, we are able to purchase these same companies at an average P/E multiple of 11x, compared to the 22x average multiple these businesses have traded at over the last ten years.  It’s important to notice that high quality multinational businesses have been performing better than the broad market over the past several months; investors are clearly returning to quality holdings.

In closing, we appreciate your confidence in us.

Sincerely,

The Golub Group

Investment Results – (Unaudited)

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  Performance data current to the most recent month end may be obtained by calling 1-866-954-6682.

*      Return figures reflect any change in price per share and assume the reinvestment of all distributions.
** The S&P 500® Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio.  Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing. The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Comparison of the Growth of a $10,000 Investment in the Golub Group Equity Fund and the S&P 500 (R) Index
Golub Group Equity Fund $14,839
S&P 500 ® Index $16,705
$18,000
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
Value
Inception Date:
April 1, 2009
April-09
July-09
October-09
January-10
April-10
July-10
October-10
January-11
April-11
July-11
Date

The chart above assumes an initial investment of $10,000 made on April 1, 2009 (commencement of Fund operations) and held through July 31, 2011. The S&P 500® Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio.  Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call 1-866-954-6682. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing.  The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Fund Holdings – (Unaudited)

Golub Group Equity Fund Portfolio Holdings as of July 31, 2011[1]

100.00%
90.00%
80.00%
70.00%
60.00%
50.00%
40.00%
30.00%
20.00%
10.00%
0.00%
Common Stocks
94.49%
Money Market
Securities
5.13%
Other assets in
excess of liabilities
0.38%

 1As a percentage of net assets.

The investment objective of the Golub Group Equity Fund is to provide long-term capital appreciation. A secondary objective is provide current income.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning and held for the entire period from February 1, 2011 to July 31, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only.  Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.

Golub Group Equity Fund	Beginning Account Value February 1, 2011	Ending Account Value July 31, 2011	Expenses Paid During the Period Ended July 31, 2011
Actual*	$1,000.00	$978.74	$6.14
Hypothetical**	$1,000.00	$1,018.59	$6.26
*Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365.
** Assumes a 5% return before expenses.

Golub Group Equity Fund
Schedule of Investments
July 31, 2011
(Unaudited)

Common Stocks - 94.49%	Shares	Value

Aircraft Engines & Engine Parts - 1.42%
United Technologies Corp.	3,775	$312,721

Beverages - 4.24%
Diageo plc (b)	4,025	326,991
PepsiCo, Inc.	9,500	608,380
		935,371

Biological Products (No Diagnostic Substances) - 1.86%
Amgen, Inc. (a)	7,500	410,250

Brewery - 1.87%
Anheuser-Busch InBev NV (b)	7,150	411,697

Computer & Office Equipment - 3.95%
Hewlett-Packard Co.	24,775	871,089

Computer Communications Equipment - 4.14%
Cisco Systems, Inc.	57,200	913,484

Crude Petroleum & Natural Gas - 1.77%
Range Resources Corp.	6,000	390,960

Electromedical & Electrotherapeutic Apparatus - 3.01%
Medtronic, Inc.	18,425	664,221

Electronic & Other Electrical Equipment (No Computer Equipment) - 3.65%
General Electric Co.	44,900	804,159

Fire, Marine & Casualty Insurance - 3.93%
Berkshire Hathaway, Inc. - Class B (a)	11,675	865,935

Investment Advice - 2.89%
Franklin Resources, Inc.	5,025	637,974

Medical - Generic Drugs - 3.42%
Teva Pharmaceutical Industries, Ltd. (b)	16,150	753,236

Motor Vehicles & Passenger Car Bodies - 2.94%
General Motors Co. (a)	23,400	647,712

See accompanying notes which are an integral part of these financial statements.

Golub Group Equity Fund
Schedule of Investments - continued
July 31, 2011
(Unaudited)

Common Stocks - 94.49% - continued	Shares	Value

Petroleum Refining - 9.27%
Chevron Corp.	6,400	$665,728
ConocoPhillips	8,675	624,513
Exxon Mobil Corp.	9,450	754,015
		2,044,256

Pharmaceutical Preparations - 6.50%
Abbott Laboratories	12,375	635,085
Johnson & Johnson	12,325	798,537
		1,433,622

Retail - Discount - 2.74%
Wal-Mart Stores, Inc.	11,475	604,847

Retail - Lumber & Other Building Materials Dealers - 5.37%
Home Depot, Inc./The	16,800	586,824
Lowe's Companies, Inc.	27,725	598,305
		1,185,129

Semiconductors & Related Devices - 3.48%
Intel Corp.	34,350	767,036

Services - Computer Processing & Data Preparation - 2.90%
Fiserv, Inc. (a)	10,575	638,307

Services - Computer Programming, Data Processing, Etc. - 3.55%
Google Inc. (a)	1,295	781,779

Services - Engineering, Accounting, Research, Management - 2.50%
Paychex, Inc.	19,500	550,485

Services - Prepackaged Software - 4.37%
Microsoft Corp.	35,200	964,480

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.88%
Procter & Gamble Co./The	6,725	413,520

Super-Regional Banks-US - 7.09%
U.S. Bancorp	30,900	805,254
Wells Fargo & Co.	27,150	758,571
		1,563,825

Telephone Communications (No Radio Telephone) - 3.03%
China Mobile Ltd. (b)	13,425	668,968

Trucking & Courier Services (No Air) - 2.72%
United Parcel Service, Inc. - Class B	8,648	598,615

TOTAL COMMON STOCKS (Cost $19,528,822)		20,833,678

See accompanying notes which are an integral part of these financial statements.

Golub Group Equity Fund
Schedule of Investments - continued
July 31, 2011
(Unaudited)

	Shares	Value
Money Market Securities - 5.13%

Fidelity Institutional Money Market Portfolio - Institutional Class, 0.16% (c)	1,131,947	$1,131,947

TOTAL MONEY MARKET SECURITIES (Cost $1,131,947)		1,131,947

TOTAL INVESTMENTS (Cost $20,660,769) - 99.62%		$21,965,625

Other assets in excess of liabilities - 0.38%		83,989

TOTAL NET ASSETS - 100.00%		$22,049,614

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the rate shown represents the 7-day yield at July 31, 2011.

See accompanying notes which are an integral part of these financial statements.

Golub Group Equity Fund
Statement of Assets and Liabilities
July 31, 2011
(Unaudited)

Assets
Investments in securities, at value (cost $20,660,769)	$21,965,625
Receivable from capital stock sold	81,592
Dividends receivable	25,123
Receivable for tax reclaim	203
Interest receivable	153
Prepaid expenses	3,468
Total assets	22,076,164

Liabilities
Payable to Adviser	10,353
Payable to administrator, fund accountant, and transfer agent	8,877
Payable to custodian	977
Other accrued expenses	6,343
Total liabilities	26,550

Net Assets	$22,049,614

Net Assets consist of:
Paid in capital	$19,531,108
Undistributed net investment income	96,790
Accumulated net realized gain on investments	1,116,860
Net unrealized appreciation on investments	1,304,856

Net Assets	$22,049,614

Shares outstanding (unlimited number of shares authorized; no par value)	1,545,316

Net Asset Value, offering and redemption price per share	$14.27

See accompanying notes which are an integral part of these financial statements.

Golub Group Equity Fund
Statement of Operations
For the period ended July 31, 2011
(Unaudited)

Investment Income
Dividend income (net of withholding tax of $3,972)	$226,403
Interest income	1,325
Total Investment Income	227,728

Expenses
Investment Adviser fee	104,692
Transfer agent	19,079
Administration	17,558
Fund accounting	12,397
Audit	7,578
Legal	6,255
Custodian	3,583
Registration	3,082
Trustee	2,910
Insurance	1,784
Pricing	1,180
Miscellaneous	1,128
24f-2 fees	636
Printing	448
Total Expenses	182,310
Less: Fees waived and reimbursed by Adviser	(51,372)
Net operating expenses	130,938
Net Investment Income	96,790

Realized & Unrealized Gain on Investments
Net realized gain on investment securities	765,530
Change in unrealized depreciation on investment securities	(1,345,343)
Net realized and unrealized loss on investment securities	(579,813)
Net decrease in net assets resulting from operations	$(483,023)

See accompanying notes which are an integral part of these financial statements.

Golub Group Equity Fund
Statements of Changes In Net Assets	For the Six
	Months Ended	For the
	July 31, 2011	Period Ended
	(Unaudited)	January 31, 2011

Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$96,790	$110,721
Net realized gain on investment securities	765,530	689,107
Change in unrealized appreciation (depreciation) on investment securities	(1,345,343)	1,565,154
Net increase (decrease) in net assets resulting from operations	(483,023)	2,364,982

Distributions
From net investment income	-	(110,853)
From net realized gains	-	(465,123)
Total distributions	-	(575,976)

Capital Share Transactions
Proceeds from shares sold	4,529,166	10,118,861
Reinvestment of distributions	-	575,976
Amount paid for shares redeemed	(1,570,925)	(2,299,251)

Net increase in net assets resulting from capital share transactions	2,958,241	8,395,586

Total Increase in Net Assets	2,475,218	10,184,592

Net Assets
Beginning of period	19,574,396	9,389,804

End of period	$22,049,614	$19,574,396

Undistributed net investment income
included in net assets at end of period	$96,790	$-

Capital Share Transactions
Shares sold	310,472	737,390
Shares issued in reinvestment of distributions	-	40,505
Shares redeemed	(107,589)	(166,043)

Net increase from capital share transactions	202,883	611,852

See accompanying notes which are an integral part of these financial statements.

Golub Group Equity Fund
Financial Highlights
(For a share outstanding during each period)	For the Six
	Months Ended		For the		For the
	July 31, 2011		Year Ended		Period Ended
	(Unaudited)		January 31, 2011		January 31, 2010	(a)

Selected Per Share Data:
Net asset value, beginning of period	$14.58		$12.85		$10.00

Income from investment operations:
Net investment income	0.06		0.11	(b)	0.11	(b)
Net realized and unrealized gain on investments	(0.37)		2.09		2.83
Total from investment operations	(0.31)		2.20		2.94

Less distributions to shareholders:
From net investment income	-		(0.09)		(0.09)
From net realized gains	-		(0.38)		-	(c)
Total distributions	-		(0.47)		(0.09)

Net asset value, end of period	$14.27		$14.58		$12.85

Total Return (d)	-2.13%	(e)	17.20%		29.37%	(e)

Ratios and Supplemental Data:
Net assets, end of period (000)	$22,050		$19,574		$9,390
Ratio of net expenses to average net assets	1.25%	(f)	1.25%		1.25%	(f)
Ratio of expenses to average net assets
before waiver and reimbursement	1.74%	(f)	2.21%		3.45%	(f)
Ratio of net investment income to
average net assets	0.92%	(f)	0.82%		1.07%	(f)
Ratio of net investment income to
average net assets before waiver and reimbursement	0.43%	(f)	(0.14)%		(1.13)%	(f)
Portfolio turnover rate	12.46%	(e)	23.15%		8.58%	(e)

(a) For the period April 1, 2009 (Commencement of Operations) to January 31, 2010.
(b) Net investment income per share is calculated by dividing net investment income by the average shares outstanding throughout the period.
(c) Distributions to shareholders resulted in less than $0.005 per share.
(d) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(e) Not annualized.
(f) Annualized.

See accompanying notes which are an integral part of these financial statements.

Golub Group Equity Fund
Notes to the Financial Statements
July 31, 2011
(Unaudited)

NOTE 1.     ORGANIZATION

The Golub Group Equity Fund (the “Fund”) is an open-end diversified series of the Valued Advisers Trust (the “Trust”).  The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”).  The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.  The Fund is one of a series of funds authorized by the Trustees.  The Fund’s investment adviser is Golub Group, LLC (the “Adviser”).  The investment objective of the Fund is to provide long-term capital appreciation.  A secondary objective is to provide current income.

NOTE 2.     SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the period ended July 31, 2011, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties.  The Fund’s federal tax returns filed in the 2-year period ended January 31, 2011, remain subject to examination by the Internal Revenue Service.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Trustees).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on at least an annual basis.  The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year.  Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Golub Group Equity Fund
Notes to the Financial Statements - continued
July 31, 2011
(Unaudited)

NOTE 3.  SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such as a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical securities
•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and American Depositary Receipts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Golub Group Equity Fund
Notes to the Financial Statements - continued
July 31, 2011
(Unaudited)

NOTE 3.  SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Fixed income securities that are valued using market quotations in an active market will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired or which subsequently are within 60 days of maturity), are valued at amortized cost, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invest in may default or otherwise cease to have market quotations readily available.  Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2011:

		Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$20,833,678	$-	$-	$20,833,678
Money Market Securities	1,131,947	-	-	1,131,947
Total	$21,965,625	$-	$-	$21,965,625
*Refer to the Schedule of Investments for industry classifications.

The Fund had no transfers between Level 1 and Level 2 at anytime during the reporting period.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

Golub Group Equity Funds
Notes to the Financial Statements – continued
July 31, 2011
(Unaudited)

NOTE 4.     FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement, on behalf of the Fund (the “Agreement”), the Adviser manages the Fund’s investments subject to oversight of the Board of Trustees of the Trust.  As compensation for its management services, the Golub Group Equity Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund.  For the period ended July 31 2011, the Adviser earned a fee of $104,692 from the Fund before the reimbursement described below.  At July 31, 2011, the Fund owed the Adviser $10,353.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses, excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund's business,  dividend expense on short sales, and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, incurred by the Fund in any fiscal year, do not exceed 1.25% of the Fund’s average daily net assets through May 31, 2012. The operating expense limitation also excludes any fees and expenses of acquired funds.  For the period ended July 31, 2011, the Adviser waived fees of $51,372.

The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, at January 31, 2011 are as follows:

Recoverable through
Amount	January 31,

$118,845	2013
$129,687	2014

The Trust retains Huntington Asset Services, Inc. (“HASI”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel.  For the period ended July 31, 2011, HASI earned fees of $17,558 for administrative services provided to the Fund.  At January 31, 2011, HASI was owed $3,058 from the Fund for administrative services.  Certain officers of the Trust are members of management and/or employees of HASI. HASI is a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Unified Financial Securities, Inc. (the “Distributor”) and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”).  For the period ended July 31, 2011, the Custodian earned fees of $3,583 for custody services provided to the Fund.  At July 31, 2011, the Custodian was owed $977 from the Fund for custody services.

The Trust also retains HASI to act as the Fund’s transfer agent and to provide fund accounting services.  For the period ended July 31, 2011, HASI earned fees of $19,079 for transfer agent services to the Fund.  At July 31, 2011, the Fund owed HASI $3,839 for transfer agent services.

For the period ended July 31, 2011, HASI earned fees of $12,397 from the Fund for fund accounting services.  At July 31, 2011, HASI was owed $1,980 from the Fund for fund accounting services.

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).  The Plan provides that the Fund will pay the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing

Golub Group Equity Fund
Notes to the Financial Statements - continued
July 31, 2011
(Unaudited)

NOTE 4.     FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

shareholder accounts (“12b-1 Expenses”).  The Fund or Distributor may pay all or a portion of these fees to any recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement.  The Plan is a compensation plan, which means that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale.  The Plan is not active and will not be activated prior to May 31, 2012.

Unified Financial Securities, Inc. acts as the principal distributor of the Fund’s shares.  There were no payments made by the Fund to the Distributor during the period ended July 31, 2011.  An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor.

The Law Offices of John H. Lively and Associates, Inc., a member firm of The 1940 Act Law Group, serves as legal counsel to the Trust. John H. Lively, Interim Secretary of the Trust, is the owner of The Law Offices of John H. Lively & Associates, Inc., but he receives no direct compensation from the Trust or the Funds for serving as an officer of the Trust.

NOTE 5.     INVESTMENTS

For the period ended July 31, 2011, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Purchases
U.S. Government Obligations	$-
Other	5,001,807
Sales
U.S. Government Obligations	$-
Other	2,493,263

At July 31, 2011, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Appreciation	$1,768,229
Gross (Depreciation)	(463,373)

Net Appreciation (Depreciation) on Investments	$1,304,856

At July 31, 2011, the aggregate cost of securities, excluding U.S. government obligations, for federal income tax purposes was $20,660,769 for the Fund.

NOTE 6.     ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Golub Group Equity Fund
Notes to the Financial Statements - continued
July 31, 2011
(Unaudited)

NOTE 7.     DISTRIBUTIONS TO SHAREHOLDERS

The tax characterization of distributions for the fiscal periods ended January 31, 2011, were as follows:

	2011	2010
Distributions paid from:
Ordinary Income*	$359,056	$60,459
Long-term Capital Gain	216,920	-
	$575,976	$60,459

*Short term capital gain distributions are treated as ordinary income for tax purposes.

At January 31, 2011, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed long-term capital gain	351,330
Unrealized appreciation (depreciation)	2,650,199

$3,001,529

At January 31, 2011, there were no differences between book basis and tax basis appreciation.

NOTE 8.     COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from their performance of their duties to the Fund.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representatives and warranties which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 9.     RECENT ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

NOTE 10.     SUBSEQUENT EVENT

At a meeting of the Board on September 13, 2011, John H. Lively was approved as Interim Secretary of the Trust. Deborah Wells had served as secretary from December 2010 through September 13, 2011.

NOTE 11      CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

At a meeting on September 13, 2011, the Valued Advisers Trust’s Board of Trustees (including Independent Trustees) selected and approved Cohen Fund Audit Services, Ltd. as the Independent Registered Public Accounting Firm for the Funds, replacing BBD, LLP.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Fund at (866) 954-6682 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES
R. Jeffrey Young, Chairman
Dr. Merwyn R. Vanderlind
Ira Cohen

OFFICERS
R. Jeffrey Young, Principal Executive Officer and President
John C. Swhear, Chief Compliance Officer, AML Officer and Vice-President
Carol J. Highsmith, Vice President
William J. Murphy, Principal Financial Officer and Treasurer
John H. Lively, Interim Secretary

INVESTMENT ADVISER
Golub Group, LLC
1850 Gateway Drive, Suite 600
San Mateo, CA 94404

DISTRIBUTOR
Unified Financial Securities, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, OH 44145

LEGAL COUNSEL
The Law Offices of John H. Lively & Associates, Inc.,
 A member firm of The 1940 Act Law Group
2041 West 141st Terrace, Suite 119
Leawood, KS 66224

CUSTODIAN
Huntington National Bank
41 South High Street
Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT
Huntington Asset Services, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member FINRA/SIPC

VALUED ADVISERS TRUST

PRIVACY POLICY

The following is a description of the policies of the Valued Advisers Trust (the “Trust”) regarding disclosure of nonpublic personal information that shareholders provide to a series of the Trust (each, a “Fund”) or that the Fund collects from other sources.  In the event that a shareholder hold shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of the financial intermediary would govern how shareholder nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information A Fund May Collect.  A Fund may collect the following nonpublic personal information about its shareholders:

•
Information the Fund receives from a shareholder on applications or other forms, correspondence, or conversations (such as the shareholder’s name, address, phone number, social security number, and date of birth); and

•
Information about the shareholder’s transactions with the Fund, its affiliates, or others (such as the shareholder’s account number and balance, payment history, cost basis information, and other financial information).

           Categories of Information A Fund May Disclose.  A Fund may not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law.  A Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process shareholder transactions and otherwise provide services to the shareholder.

           Confidentiality and Security.  Each Fund shall restrict access to shareholder nonpublic personal information to those persons who require such information to provide products or services to the shareholder.  Each Fund shall maintain physical, electronic, and procedural safeguards that comply with federal standards to guard shareholder nonpublic personal information.

Disposal of Information.  The Funds, through their transfer agent, have taken steps to reasonably ensure that the privacy of a shareholder’s nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Funds. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

Angel Oak Multi-Strategy Income Fund

Semi-Annual Report

July 31, 2011

Angel Oak Capital Advisors, LLC
One Buckhead Plaza
3060 Peachtree Road NW
Suite 1080
Atlanta, GA  30305

Toll Free (877) 625-3042

Portfolio Managers:  Brad Friedlander and Ashish Negandhi

To our fellow shareholders:

As the fund officially launched during the last week of June, July was the first (and only) full month of operation covered by this report. Asset prices were firm for the final month of the period covered by this report in fixed income and specifically in the structured fixed income asset class. Performance for the first quarter of the fund’s existence ended up 5.90%. With only one full month of operation, the fund still outperformed most other fixed income mutual funds within the same category according to Morningstar and plans to make its first distribution in Q3.

Credit fundamentals continued to improve. The pace of loan defaults has shown no signs of increase, while a more forward looking view of mortgage delinquencies has actually fallen (by 20% nationwide).  Home prices, though lower by 4% year over year, have also exhibited signs of stabilizing and troughing out. These data points, which displayed a positive change in overall housing trends, increased the market’s confidence and we see that reflected in the reduced volatility in structured fixed income prices.

The period covered by this report was a difficult investment environment to navigate due to various global events. The world economy was still reeling from the tragic earthquake in Japan, whose economic repercussions would be measurable for months to come.  Though seemingly unrelated to the securitized fixed income sector, crises are pervading in their capacity to unnerve general confidence.  Compounding matters, the debt crisis in Europe reaccelerated while domestic fiscal concerns also took center stage.  Specific to Angel Oak’s markets, the Federal Reserve decision to unload a large portion of the $20 billion Maiden Lane portfolio was the most difficult pill for the market to swallow. While these headwinds were pervasive, asset prices held relatively steady and the fund ended the period up 5.90%.

We look forward to having a full two quarters of performance to discuss in this year’s annual report.

Sincerely,

Angel Oak Capital Advisors, LLC

Investment Results – (Unaudited)

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  Current performance of a Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-625-3042.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.  Total returns, with load, include the maximum 5.75% sales charge.

** The Barclays Capital Aggregate Bond Index is a widely recognized, unmanaged index of bond prices. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses, which have been deducted from the Fund’s return.  Individuals cannot invest directly in an Index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  The prospectus contains this and other important information about the investment company and may be obtained by calling 1-877-625-3042.  Please read it carefully before investing.  The Fund is distributed by Unified Financial Securities, Inc., Member FINRA.

Investment Results – continued (Unaudited)

Comparison of the Growth of a $10,000 Investment in the Angel Oak Multi-Strategy Income Fund and the Barclays Capital Aggregate Bond Index
Angel Oak Multi- Strategy Income Fund $10,590
Barclays Capital Aggregate Bond Index $10,097
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
Value
Inception Date:
June 28, 2011
June-11
July-11
Date

The chart above assumes an initial investment of $10,000 made on June 28, 2011 (commencement of  operations) and held through July 31, 2011. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund’s shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

The Barclays Capital Aggregate Bond Index is a widely recognized, unmanaged index of bond prices. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses, which have been deducted from the Fund’s return.  Individuals cannot invest directly in an Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Current performance may be lower or higher than the performance data quoted.  For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-877-625-3042.  You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing.  The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Fund Holdings – (Unaudited)

Angel Oak Multi-Strategy Income Fund
Portfolio Holdings as of July 31, 2011[1]
100.00%
90.00%
80.00%
70.00%
60.00%
50.00%
40.00%
30.00%
20.00%
10.00%
0.00%
Collateralized Mortgage Obligations 83.88%
Money Market Securities 5.12%
Other assets in excess of liabilities 11.00%

 1As a percentage of net assets.

The investment objective of the Angel Oak Multi-Strategy Income Fund is current income.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period, and held for the entire period from June 28, 2011 (commencement of operations) to July 31, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only.  Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.

Angel Oak Multi-Strategy Income Fund	Beginning Account Value	Ending Account Value July 31, 2011	Expenses Paid During the Period Ended July 31, 2011
Actual*	$1,000.00	$1,059.00	$2.16
Hypothetical**	$1,000.00	$1,013.64	$11.23
*Expenses are equal to the Fund’s annualized expense ratio of 2.25%, multiplied by the average account value over the period, multiplied by 34/365 (to reflect the period since commencement of operations on June 28, 2011.)
** Assumes a 5% return before expenses. The hypothetical example is calculated based on a six month period from February 1, 2011 to July 31, 2011.  Accordingly, expenses are equal to the Fund’s annualized expense ratio of 2.25% multiplied by the average account value over the six month period, multiplied by 181/365 (to reflect the partial year period).  Information shown reflects values using the expense ratio for the 34 days of operations during the period, and has been annualized to reflect values for the period February 1, 2011 to July 31, 2011.

Angel Oak Multi-Strategy Income Fund
Schedule of Investments
July 31, 2011
(Unaudited)
	Principal Amount	Value

Collateralized Mortgage Obligations - 83.88%
Bank of America Funding Corp., Series 2005-I, Class 2A3, 3.211%, 10/25/2035	$29,529	$27,034
Bear Stearns Commercial Mortgage Securities, Series 2005-1, Class A41, 5.248%, 3/25/2035	80,769	72,455
CountryWide Home Loans, Series 2003-52, Class A1, 2.831%, 2/19/2034	103,704	92,984
Citigroup/Deutsche Bank Commercial Mortgage, Series 2005-7, Class 2A2A, 5.371%, 9/25/2035	1,280,298	1,064,137
First Horizon Alternative Mortgage Securities, Series 2005-FA8, Class 1A18, 5.500%, 11/25/2035	17,780	16,474
GMAC Mortgage Corporation Loan Trust, Series 2005-AR2, Class 4A, 4.969%, 5/25/2035	1,236,826	1,124,418
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 2A2, 2.998%, 12/25/2034	72,366	44,812
Residential Accredit Loans, Inc., Series 2005-QS17, Class A10, 6.000%, 12/25/2035	34,997	25,611
Structured Adjustable Rate Mortgage Loans, Series 2005-18, Class 9A1, 5.250%, 9/25/2035	359,213	352,044
Structured Asset Securities Corporation, Series 2003-6A, Class 2A1, 5.432%, 3/25/2033	205,238	194,234
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,993,099)		3,014,203

	Shares
Money Market Securities - 5.12%
Federated Government Obligations Fund - Institutional Shares, 0.02% (a)	184,039	184,039

TOTAL MONEY MARKET SECURITIES (Cost $184,039)		184,039

TOTAL INVESTMENTS (Cost $3,177,138) - 89.00%		$3,198,242

Other assets in excess of liabilities - 11.00%		395,219

TOTAL NET ASSETS - 100.00%		$3,593,461

(a) Rate disclosed is the seven day yield as of July 31, 2011.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund
Statement of Assets and Liabilities
July 31, 2011
(Unaudited)

Assets
Investments in securities, at value (cost $3,177,138)	$3,198,242

Receivable from Adviser (a)	18,718
Receivable for fund shares sold	305,615
Receivable for investments sold	165,216
Interest receivable	16,079
Total assets	3,703,870

Liabilities
Cash overdraft	34,265
Payable for fund shares redeemed	54,657
Payable to administrator, fund accountant, and transfer agent	7,650
Payable to trustees and officers	627
Payable to custodian	1,112
12b-1 fees accrued	283
Other accrued expenses	11,815
Total liabilities	110,409

Net Assets	$3,593,461

Net Assets consist of:
Paid in capital	$3,566,619
Accumulated net investment loss	(419)
Accumulated net realized gain from investment transactions	6,157
Net unrealized appreciation on investments	21,104

Net Assets	$3,593,461

Shares Outstanding (unlimited number of shares authorized, no par value)	339,172

Net Asset Value Per Share:	$10.59

Offering Price Per Share (100%/(100%-maximum sales charge) of net asset
value adjusted to the nearest cent):	$11.24

Maximum Sales Charge:	5.75%

(a) See Note 4 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund
Statement of Operations
For the period ended July 31, 2011(a)
(Unaudited)

Investment Income
Interest income	$2,350
Total Investment Income	2,350

Expenses
Investment Adviser fee (b)	1,700
12b-1 fees	283
Administration expenses	3,476
Fund accounting expenses	2,317
Transfer agent expenses	1,857
Legal expenses	940
Registration expenses	2,329
Custodian expenses	1,112
Audit expenses	2,429
Trustee expenses	627
Pricing expenses	334
Report printing expense	564
Offering expense	2,308
Organizational expense	2,754
Miscellaneous expenses	157
Total Expenses	23,187
Fees waived and reimbursed by Adviser (b)	(20,418)
Net operating expenses	2,769
Net Investment Loss	(419)

Realized & Unrealized Gain on Investments
Net realized gain on investment transactions	6,157
Net change in unrealized appreciation of investments	21,104
Net realized and unrealized gain on investments	27,261
Net increase in net assets resulting from operations	$26,842

(a) For the period June 28, 2011 (commencement of operations) to July 31, 2011.
(b) See Note 4 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund
Statement of Changes In Net Assets

For the period
ended
July 31, 2011(a)
(Unaudited)
Increase to Net Assets due to:
Operations
Net investment loss	$(419)
Net realized gain on investment transactions	6,157
Net change in unrealized appreciation of investments	21,104
Net increase in net assets resulting from operations	26,842

Capital Share Transactions
Proceeds from shares sold	3,972,487
Amount paid for shares redeemed	(405,868)
Net increase in net assets resulting
from share transactions	3,566,619

Total Increase in Net Assets	3,593,461

Net Assets
Beginning of period	-

End of period	$3,593,461

Accumulated net investment loss
included in net assets at end of period	$(419)

Capital Share Transactions
Shares sold	377,490
Shares redeemed	(38,318)

Net increase from capital share transactions	339,172

(a) For the period June 28, 2011 (commencement of operations) to July 31, 2011.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund
Financial Highlights
(For a share outstanding during the period)
	For the
	Period Ended
	July 31, 2011
	(Unaudited)	(a)

Selected Per Share Data:
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income (loss)	-	(b)
Net realized and unrealized gain on investments	0.59
Total from investment operations	0.59

Net asset value, end of period	$10.59

Total Return (c)	5.90%	(d)

Ratios and Supplemental Data:
Net assets, end of period (000)	$3,593
Ratio of expenses to average net assets	2.25%	(e)
Ratio of expenses to average net assets
before waiver and reimbursement	18.84%	(e)
Ratio of net investment loss to
average net assets	(0.34)%	(e)
Ratio of net investment loss to
average net assets before waiver and reimbursement	(16.93)%	(e)
Portfolio turnover rate	5.48%	(d)

(a) For the period June 28, 2011 (commencement of operations) to July 31, 2011.
(b) Amount is less than $0.005.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d) Not annualized.
(e) Annualized.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund
Notes to the Financial Statements
July 31, 2011
(Unaudited)

NOTE 1.     ORGANIZATION

The Angel Oak Multi-Strategy Income Fund (the “Fund”) is an open-end non-diversified series of the Valued Advisers Trust (the “Trust”).  The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”).  The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.  The Fund is one of a series of funds authorized by the Trustees.  The Fund’s investment adviser is Angel Oak Capital Advisors, LLC (the “Adviser”).  The investment objective of the Fund is current income.

The Fund’s prospectus provides a description of the Fund’s investment objective, policies and strategies, along with information on the classes of shares currently being offered.  The Fund currently offers one share class that has a maximum sales charge on purchases of 5.75% as a percentage of the original purchase price.  There is no initial sales charge on purchases of shares of $1 million or more, or purchases by qualified retirement plans with at least 200 employees; however, a contingent deferred sales charge (“CDSC”) of 1% will be imposed if such shares are redeemed within eighteen (18) months of their purchase, based on the lower of the shares’ cost or current net asset value. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC.

NOTE 2.     SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the period ended July 31, 2011, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the Fund did not incur any interest or penalties.  The Fund is subject to examination by U.S. federal tax authorities for all tax years since inception.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Trustees).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on at least an annual basis.  The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year.  Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders

Angel Oak Multi-Strategy Income Fund
Notes to the Financial Statements - continued
July 31, 2011
(Unaudited)

NOTE 2.     SIGNIFICANT ACCOUNTING POLICIES – continued

during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

NOTE 3.  SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value, such as pricing models and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the level input that is most significant to the fair value measurement in its entirety.

Equity securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities will be categorized as Level 3 securities.

Angel Oak Multi-Strategy Income Fund
Notes to the Financial Statements - continued
July 31, 2011
(Unaudited)

NOTE 3.  SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, including collateralized mortgage obligations, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.  Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2011:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Collateralized Mortgage Obligations	$-	$3,014,203	$-	$3,014,203
Money Market Securities	184,039	-	-	184,039
Total	$184,039	$3,014,203	$-	$3,198,242

Angel Oak Multi-Strategy Income Fund
Notes to the Financial Statements – continued
July 31, 2011
(Unaudited)

NOTE 3.  SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

The Fund had no transfers between Level 1 and Level 2 at anytime during this period.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

NOTE 4.     FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement, on behalf of the Fund (the “Agreement”), the Adviser manages the Fund’s investments subject to oversight of the Trustees.  As compensation for its management services, the Angel Oak Multi-Strategy Income Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.50% of the average daily net assets of the Fund on the first $200 million in assets, 1.25% for the next $300 million in assets and 1.00% for any assets in excess of $500 million.  For the period from June 28, 2011 (commencement of operations) to July 31, 2011, the Adviser earned a fee of $1,700 from the Fund before the reimbursement described below.  At July 31, 2011, the Adviser owed the Fund $18,718 for the excess of expenses waived over management fees earned during the fiscal period.

The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until June 30, 2012, so that Total Annual Fund Operating Expenses does not exceed 2.00%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees; extraordinary expenses and indirect expenses (such as “acquired funds fees and expenses”). For the period from June 28, 2011 (commencement of operations) to July 31, 2011, the Adviser waived fees and reimbursed expenses of $20,418 to the Fund.

The waiver and/or reimbursement by the Adviser with respect to the Fund is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular waiver and/or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitations described above.   Fees waived during the period from June 28, 2011 (commencement of operations) to July 31, 2011, totaling $20,418 may be subject to potential recoupment by the Adviser.

The Trust retains Huntington Asset Services, Inc. (“HASI”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel.  For the period from June 28, 2011 (commencement of operations) to July 31, 2011, HASI earned fees of $3,476 for administrative services provided to the Fund.  At July 31, 2011, HASI was owed $3,476 from the Fund for administrative services.  Certain officers of the Trust are members of management and/or employees of HASI. HASI is a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Unified Financial Securities, Inc. (the “Distributor”) and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”).  For the period from June 28, 2011 (commencement of operations) to July 31, 2011, the Custodian earned fees of $1,112 for custody services provided to the Fund.  At July 31, 2011, the Custodian was owed $1,112 from the Fund for custody services.

The Trust also retains HASI to act as the Fund’s transfer agent and to provide fund accounting services.  For the period from June 28, 2011 (commencement of operations) to July 31, 2011, HASI earned fees of $1,857 for transfer agent services and reimbursement for out-of-pocket expenses incurred in providing transfer agent services to the Fund.  At July 31, 2011, the Fund owed HASI $1,857 for transfer agent services and out-of-pocket expenses.

For the period from June 28, 2011 (commencement of operations) to July 31, 2011, HASI earned fees of $2,317 from the Fund for fund accounting services.  At July 31, 2011, HASI was owed $2,317 from the Fund for fund accounting services.

Angel Oak Multi-Strategy Income Fund
Notes to the Financial Statements - continued
July 31, 2011
(Unaudited)

NOTE 4.     FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that the Fund will pay the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts.  The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement.  The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred.  It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale.  For the period June 28, 2011 (commencement of operations) to July 31, 2011, the 12b-1 expense incurred by the Fund was $283.  The Fund owed $283 for 12b-1 fees as of July 31, 2011.

Unified Financial Securities, Inc. (“Unified”) acts as the principal distributor of the Fund’s shares.  An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor.  For the period ended July 31, 2011, there were no sales charges deducted from the proceeds of sales of capital shares, and there were no CDSC fees deducted from the redemption of capital shares.

The Law Offices of John H. Lively and Associates, Inc., a member firm of The 1940 Act Law Group, serves as legal counsel to the Trust. John H. Lively, Interim Secretary of the Trust, is the owner of The Law Offices of John H. Lively & Associates, Inc., but he receives no direct compensation from the Trust or the Fund for serving as an officer of the Trust.

NOTE 5.     PURCHASES AND SALES OF SECURITIES

For the period ended July 31, 2011, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

	Purchases	Sales
U.S. Government Obligations	$-	$-
Other	3,168,837	165,216

At July 31, 2011, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Unrealized Appreciation	$22,989
Gross Unrealized (Depreciation)	(1,885)

Net Unrealized Appreciation on Investments	$21,104

At July 31, 2011, the aggregate cost of securities, excluding U.S. government obligations, for federal income tax purposes was $3,177,138 for the Fund.

Angel Oak Multi-Strategy Income Fund
Notes to the Financial Statements - continued
July 31, 2011
(Unaudited)

NOTE 6.  ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

NOTE 7.     DISTRIBUTIONS TO SHAREHOLDERS

The Fund did not make any distributions during the period ended July 31, 2011.

NOTE 8.     COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from their performance of their duties to the Fund.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representatives and warranties which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 9.     RECENT ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

NOTE 10.     SUBSEQUENT EVENT

At a meeting of the Board on September 13, 2011, John H. Lively was approved as Interim Secretary of the Trust. Deborah Wells had served as secretary from December 2010 through September 13, 2011.

NOTE 11      CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

At a meeting on September 13, 2011, the Valued Advisers Trust’s Board of Trustees (including Independent Trustees) selected and approved Cohen Fund Audit Services, Ltd. as the Independent Registered Public Accounting Firm for the Funds, replacing BBD, LLP.

OTHER INFORMATION

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (877) 625-3042 to request a copy of the SAI or to make shareholder inquiries.

Approval of Investment Advisory Agreement – (Unaudited)

At a meeting held on March 10, 2011, the Board of Trustees (the “Board”) considered the initial approval of the Investment Advisory Agreement between the Trust and Angel Oak Capital Advisers, LLC (the “Adviser”).  Legal counsel noted that the 1940 Act requires the approval of the investment advisory and distribution agreements between the Trust and its service providers by a majority of the Independent Trustees. The Board discussed the arrangements between the Adviser and the Trust with respect to the Angel Oak Multi-Strategy Income Fund (the “Fund”). The Board reflected on its discussions with members of the Adviser regarding the proposed Advisory Agreement, the Expense Limitation Agreement and the manner in which the Fund was to be managed.

Legal counsel referred the Board to the Board materials, which included, among other things, a memorandum from Counsel addressing the duties of Trustees regarding the approval of the proposed Advisory Agreement, a letter from Counsel to the Adviser and the Adviser’s responses to that letter, a copy of the Adviser’s financial statements, a copy of the Adviser’s Form ADV, a fee comparison analysis for the Fund and comparable mutual funds, and the Advisory Agreement and Expense Limitation Agreement. Legal Counsel reviewed with the Board the memorandum from Counsel and the proposed Advisory Agreement and Expense Limitation Agreement. He outlined the various factors the Board should consider in deciding whether to approve the Advisory Agreement.

In deciding whether to approve the agreement, the Trustees considered numerous factors, including:

1.
The nature, extent, and quality of the services to be provided by the Adviser. In this regard, the Board considered the responsibilities the Adviser would have under the Advisory Agreement. The Board reviewed the services to be provided by the Adviser to the Fund including, without limitation: The Adviser’s procedures for formulating investment recommendations and assuring compliance with the  Fund’s investment objectives and limitations; the efforts of the Adviser during the Fund’s start-up phase, its coordination of services for the Fund among the Fund’s service providers, and the anticipated efforts to promote the Fund, grow its assets, and assist in the distribution of the Fund shares. The Board considered: The Adviser’s staffing, personnel, and methods of operating; the education and experience of the Adviser’s personnel; and the Adviser’s compliance program, policies, and procedures.  After reviewing the foregoing and further information from the Adviser (e.g., the Adviser’s compliance programs and Form ADV), the Board concluded that the quality, extent, and nature of the services to be provided by the Adviser were satisfactory and adequate for the Fund.

1.

2.
Investment Performance of the Fund and the Adviser.  The Board noted that while the Fund had not commenced operations and thus did not have investment performance information to review, that the Board could consider the investment performance of the Adviser.  The Board concluded, in light of the foregoing factors, that the investment performance of the Adviser was satisfactory.

3.
The costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Fund.  In this regard, the Board considered: the financial condition of the Adviser and the level of commitment to the Fund and the Adviser by the principals of the Adviser; the projected asset levels of the Fund; the Adviser’s payment of startup costs for the Fund; and the overall anticipated expenses of the Fund, including the expected nature and frequency of advisory fee payments. The Board also considered potential benefits for the Adviser in managing the Fund.  The Board compared the expected fees and expenses of the Fund (including the management fee) to other funds comparable to the Fund in terms of the type of fund, the style of investment management, the anticipated size of fund and the nature of the investment strategy and markets invested in, among other factors. The Board determined that the Fund’s anticipated expense ratio, in light of the contractual Expense Limitation Agreement, and the management fee were generally comparable to those of similar funds. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser by the Fund were fair and reasonable.

4.
The extent to which economies of scale would be realized as the  Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.  In this regard, the Board considered the Fund’s fee arrangements with the Adviser.  The Board noted that the management fee had break points that would come into effect as asset levels increased and thus the Fund’s shareholders would realize the effect of economies of scales as the Fund grows.  Moreover, the Board noted that at the Adviser’s inception, the shareholders of the Fund would benefit from the Expense Limitation Agreement until the Fund’s expenses fell below the expense cap. The Board also noted that the Fund would benefit from economies of scale under its agreements with service providers other than the Adviser.  Following further discussion of the Fund’s projected asset levels, expectations for growth, and levels of fees, the Board determined that the Fund’s fee arrangements with the Adviser were fair and reasonable and reasonable in relation to the nature and quality of the services to be provided by the Adviser.

2.

5.
Possible conflicts of interest.  In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and/or the Adviser’s other accounts; the method for bunching of portfolio securities transactions; the substance and administration of the Adviser’s code of ethics and other relevant policies described in the Adviser’s Form ADV. Following further consideration and discussion, the Board indicated that the Adviser’s standards and practices relating to the identification and mitigation of potential conflicts of interest were satisfactory.

Having considered these factors and additional information provided to the Board in advance of the meeting, the Board determined that the Advisory Agreement is fair and in the best interests of the Fund and its shareholders and unanimously approved the appointment of the Adviser to serve as the investment Adviser to the Fund under the terms and conditions set forth in the Advisory Agreement.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Fund at (877) 625-3042 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES
R. Jeffrey Young, Chairman
Dr. Merwyn R. Vanderlind
Ira Cohen

OFFICERS
R. Jeffrey Young, Principal Executive Officer and President
John C. Swhear, Chief Compliance Officer, AML Officer and Vice-President
Carol J. Highsmith, Vice President
William J. Murphy, Principal Financial Officer and Treasurer
John H. Lively, Interim Secretary

INVESTMENT ADVISER
Angel Oak Capital Advisors, LLC
One Buckhead Plaza
3060 Peachtree Road NW
Suite 1080
Atlanta, GA  30305

DISTRIBUTOR
Unified Financial Securities, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Pkwy., Suite 1100
Westlake, OH 44145

LEGAL COUNSEL
The Law Offices of John H. Lively & Associates, Inc.
 A member firm of The 1940 Act Law Group
2041 West 141st Terrace, Suite 119
Leawood, KS 66224

CUSTODIAN
Huntington National Bank
41 South High Street
Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT
Huntington Asset Services, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member FINRA/SIPC

VALUED ADVISERS TRUST

PRIVACY POLICY

The following is a description of the policies of the Valued Advisers Trust (the “Trust”) regarding disclosure of nonpublic personal information that shareholders provide to a series of the Trust (each, a “Fund”) or that the Fund collects from other sources.  In the event that a shareholder hold shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of the financial intermediary would govern how shareholder nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information A Fund May Collect.  A Fund may collect the following nonpublic personal information about its shareholders:

•
Information the Fund receives from a shareholder on applications or other forms, correspondence, or conversations (such as the shareholder’s name, address, phone number, social security number, and date of birth); and

•
Information about the shareholder’s transactions with the Fund, its affiliates, or others (such as the shareholder’s account number and balance, payment history, cost basis information, and other financial information).

           Categories of Information A Fund May Disclose.  A Fund may not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law.  A Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process shareholder transactions and otherwise provide services to the shareholder.

           Confidentiality and Security.  Each Fund shall restrict access to shareholder nonpublic personal information to those persons who require such information to provide products or services to the shareholder.  Each Fund shall maintain physical, electronic, and procedural safeguards that comply with federal standards to guard shareholder nonpublic personal information.

Disposal of Information.  The Funds, through their transfer agent, have taken steps to reasonably ensure that the privacy of a shareholder’s nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Funds. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

Item 2. Code of Ethics.   NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert.  NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies.  NOT APPLICABLE – applies to listed companies only

Item 6.  Schedule of Investments.   Schedule filed with Item 1

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.  NOT APPLICABLE – applies to closed-end funds only

Item 8.  Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  NOT APPLICABLE – applies to closed-end funds only

Item 10.  Submission of Matters to a Vote of Security Holders.
The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant's board of trustees are contained in the statement of additional information of the Trust with respect to the Fund(s) for which this Form N-CSR is being filed.

Item 11.  Controls and Procedures.

(a)           Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)                      Not Applicable – filed with annual report

(2)
Certifications  by the  registrant's  principal  executive  officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule  30a-2under the Investment  Company Act of 1940 are filed herewith.

    (3)                     Not Applicable –

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        Valued Advisers Trust

By   *    /s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date           9/28/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*           /s/ R. Jeffrey Young
             R. Jeffrey Young, President and Principal Executive Officer

Date           9/28/2011

By
*           /s/ William J. Murphy
             William J. Murphy, Treasurer and Principal Financial Officer

Date                9/28/2011